Preferred Equity - Additional Information (Details)		9 Months Ended		12 Months Ended
	Oct. 29, 2019 USD ($) Dayy $ / shares shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Oct. 26, 2020 USD ($)	Dec. 31, 2018 shares
Class Of Stock [Line Items]
Maximum purchase commitment amount	$ 200,000,000
Initial closing amount	150,000,000	$ 150,000,000
Additional purchase commitment amount	$ 50,000,000
Issuance costs		519,456	$ 509,512	$ 3,573,836
Authorized but unissued shares of preferred stock | shares				200,000,000
Preferred stock, dividend rate, percentage	6.25%
Fifth To Tenth Anniversary
Class Of Stock [Line Items]
Dividend rate percentage of increase on preferred stock	0.75%
Tenth Anniversary | Maximum
Class Of Stock [Line Items]
Preferred stock, dividend rate, percentage	9.00%
After Tenth Anniversary
Class Of Stock [Line Items]
Dividend rate percentage of increase on preferred stock	0.75%
Series A Convertible Preferred Stock Purchase Agreement
Class Of Stock [Line Items]
Amount of accumulated and unpaid fees on undrawn commitment		$ 100,000		$ 100,000
Maximum purchase commitment amount	$ 200,000,000
Initial closing amount	150,000,000			$ 150,000,000
Additional purchase commitment amount	$ 50,000,000
Rate of investor fee	0.25%
Issuance costs	$ 3,600,000
Preferred stock, dividend rate, percentage	6.25%
Preferred stock payment description		Upon any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of Series A Convertible Preferred Stock will be entitled to receive a payment equal to the greater of (i) aggregate purchase price of all outstanding Preferred Shares, plus any accrued and unpaid dividends (the “Liquidation Amount”) and (ii) the amount that that would have been payable had the Preferred Shares been converted into common stock pursuant to the terms of the Purchase Agreement immediately prior to such liquidation.		Upon any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of Series A Convertible Preferred Stock will be entitled to receive a payment equal to the greater of (i) aggregate purchase price of all outstanding Preferred Shares, plus any accrued and unpaid dividends (the “Liquidation Amount”) and (ii) the amount that that would have been payable had the Preferred Shares been converted into common stock pursuant to the terms of the Purchase Agreement immediately prior to such liquidation.
Preferred stock redemption description		Subject to certain additional redemption rights, as described herein, we have the right to redeem the Series A Convertible Preferred Stock for cash at any time following the fifth anniversary of the Initial Closing. The amount of such redemption will be equal to the Liquidation Amount. Upon the listing of our common stock on a national securities exchange (the “Listing”), we have the right to redeem any or all outstanding Series A Convertible Preferred Stock at an amount equal to the greater of (i) the amount that would have been payable had such Preferred Shares been converted into common stock pursuant to the terms of the Purchase Agreement immediately prior to the Listing, and then all of such Preferred Shares were sold in the Listing, or (ii) the Liquidation Amount, plus a premium amount (the “Premium Amount”) of 10%, 8%, 6%, 4%, or 2% if redeemed prior to the first, second, third, fourth, or fifth anniversary dates of issuance, respectively, or 0% if redeemed thereafter, as set forth in the Articles Supplementary. Upon a change of control event, we have the right to redeem any or all outstanding Series A Convertible Preferred Stock at an amount equal to the greater of (i) the amount that would have been payable had the Preferred Shares been converted into common stock pursuant to the terms of the Purchase Agreement immediately prior to such change of control or (ii) the Liquidation Amount, plus the Premium Amount, as set forth in the Articles Supplementary. In addition, subject to certain cure provisions, if we fail to maintain our status as a real estate investment trust, the holders of Series A Convertible Preferred Stock have the right to require us to repurchase the Series A Convertible Preferred Stock at an amount equal to the Liquidation Amount with no Premium Amount.		Subject to certain additional redemption rights, as described herein, we have the right to redeem the Series A Convertible Preferred Stock for cash at any time following the fifth anniversary of the Initial Closing. The amount of such redemption will be equal to the Liquidation Amount. Upon the listing of our common stock on a national securities exchange (the “Listing”), we have the right to redeem any or all outstanding Series A Convertible Preferred Stock at an amount equal to the greater of (i) the amount that would have been payable had such Preferred Shares been converted into common stock pursuant to the terms of the Purchase Agreement immediately prior to the Listing, and then all of such Preferred Shares were sold in the Listing, or (ii) the Liquidation Amount, plus a premium amount (the “Premium Amount”) of 10%, 8%, 6%, 4%, or 2% if redeemed prior to the first, second, third, fourth, or fifth anniversary dates of issuance, respectively, or 0% if redeemed thereafter, as set forth in the Articles Supplementary. Upon a change of control event, we have the right to redeem any or all outstanding Series A Convertible Preferred Stock at an amount equal to the greater of (i) the amount that would have been payable had the Preferred Shares been converted into common stock pursuant to the terms of the Purchase Agreement immediately prior to such change of control or (ii) the Liquidation Amount, plus the Premium Amount, as set forth in the Articles Supplementary. In addition, subject to certain cure provisions, if we fail to maintain our status as a real estate investment trust, the holders of Series A Convertible Preferred Stock have the right to require us to repurchase the Series A Convertible Preferred Stock at an amount equal to the Liquidation Amount with no Premium Amount.
Preferred stock redemption premium	$ 0	$ 0
Preferred stock, conversion basis		At any time after the earlier to occur of (i) the second anniversary of the Initial Closing or (ii) 180 days after a Listing, the holders of Series A Convertible Preferred Stock have the right to convert any or all of the Series A Convertible Preferred Stock held by such holders into common stock at a rate per share equal to the quotient obtained by dividing the Liquidation Amount by the conversion price. The conversion price is $10.66, as may be adjusted in connection with stock splits, stock dividends and other similar transactions.		At any time after the earlier to occur of (i) the second anniversary of the Initial Closing or (ii) 180 days after a Listing, the holders of Series A Convertible Preferred Stock have the right to convert any or all of the Series A Convertible Preferred Stock held by such holders into common stock at a rate per share equal to the quotient obtained by dividing the Liquidation Amount by the conversion price. The conversion price is $10.66, as may be adjusted in connection with stock splits, stock dividends and other similar transactions.
Conversion price per share | $ / shares	$ 10.66
Number of days after lifting of preferred stock to common stock | Dayy	180
Preferred stock, voting rights condition				This foregoing limited voting right shall cease when all past dividend periods have been paid in full. In addition, the affirmative vote of the holders of a majority of the outstanding shares of Series A Convertible Preferred Stock is required in certain customary circumstances, as well as other circumstances, such as (i) our real estate portfolio exceeding a leverage ratio of 60% loan-to-value, (ii) entering into certain transactions with our Executive Chairman as of the Commitment Date, or his affiliates, (iii) effecting a merger (or similar) transaction with an entity whose assets are not at least 80% self storage related and (iv) entering into any line of business other than self storage and ancillary businesses, unless such ancillary business represents revenues of less than 10% of our revenues for our last fiscal year.
Required leverage ratio of our real estate portfolio	60.00%
Required percentage of self storage related assets of merger entity	80.00%
Required ancillary business revenue to total revenue	10.00%
Preferred stock, investors rights agreement		In connection with the issuance of the Series A Convertible Preferred Stock, we and the Investor also entered into an investors’ rights agreement (the “Investors’ Rights Agreement”) which provides the Investor with certain customary protections, including demand registration rights and “piggyback” registration rights with respect to our common stock issued to the Investor upon conversion of the Preferred Shares.		In connection with the issuance of the Series A Convertible Preferred Stock, we and the Investor also entered into an investors’ rights agreement (the “Investors’ Rights Agreement”) which provides the Investor with certain customary protections, including demand registration rights and “piggyback” registration rights with respect to our common stock issued to the Investor upon conversion of the Preferred Shares.
Preferred shares outstanding | shares		150,000		150,000		0
Aggregate liquidation preference		$ 152,500,000		$ 151,700,000
Amount of accumulated and unpaid distributions		$ 2,300,000		$ 1,700,000
Preferred stock, shares issued | shares						0
Series A Convertible Preferred Stock Purchase Agreement | Series A Convertible Preferred Stock
Class Of Stock [Line Items]
Authorized but unissued shares of preferred stock | shares	200,000
Series A Convertible Preferred Stock Purchase Agreement | Fifth To Tenth Anniversary
Class Of Stock [Line Items]
Dividend rate percentage of increase on preferred stock	0.75%
Series A Convertible Preferred Stock Purchase Agreement | Tenth Anniversary
Class Of Stock [Line Items]
Preferred stock, dividend rate, percentage	9.00%
Series A Convertible Preferred Stock Purchase Agreement | Tenth Anniversary | Maximum
Class Of Stock [Line Items]
Preferred stock, dividend rate, percentage	9.00%
Series A Convertible Preferred Stock Purchase Agreement | After Tenth Anniversary
Class Of Stock [Line Items]
Dividend rate percentage of increase on preferred stock	0.75%
Series A Convertible Preferred Stock Purchase Agreement | First Anniversary
Class Of Stock [Line Items]
Premium amount over liquidation amount on redemption, percent	10.00%
Series A Convertible Preferred Stock Purchase Agreement | Second Anniversary
Class Of Stock [Line Items]
Premium amount over liquidation amount on redemption, percent	8.00%
Series A Convertible Preferred Stock Purchase Agreement | Third Anniversary
Class Of Stock [Line Items]
Premium amount over liquidation amount on redemption, percent	6.00%
Series A Convertible Preferred Stock Purchase Agreement | Fourth Anniversary
Class Of Stock [Line Items]
Premium amount over liquidation amount on redemption, percent	4.00%
Series A Convertible Preferred Stock Purchase Agreement | Fifth Anniversary
Class Of Stock [Line Items]
Premium amount over liquidation amount on redemption, percent	2.00%
Series A Convertible Preferred Stock Purchase Agreement | After Fifth Anniversary
Class Of Stock [Line Items]
Premium amount over liquidation amount on redemption, percent	0.00%
Subsequent Event
Class Of Stock [Line Items]
Second and final closing amount	$ 50,000,000				$ 50,000,000